Borrowings - Schedule of Borrowings (Details) $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 EUR (€)	Jun. 15, 2018 USD ($)	May 18, 2018 EUR (€)	May 07, 2018 USD ($)	Apr. 30, 2018 USD ($)	Apr. 30, 2018 CAD ($)	Apr. 17, 2018 USD ($)	Apr. 15, 2018	Mar. 29, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal	$ 6,506.4												$ 6,396.9
Carrying amount	6,480.4												6,414.1
Fair value	6,570.1												6,676.5
Holding company cash and investments
Disclosure of detailed information about borrowings [line items]
Principal	3,893.7												3,492.0
Carrying amount	3,859.5												3,475.1
Fair value	3,963.6												3,723.5
Holding company cash and investments | 7.375% due April 15, 2018
Disclosure of detailed information about borrowings [line items]
Principal	0.0												144.2
Fair value	$ 0.0												146.4
Interest rate	7.375%	7.375%	7.375%	7.375%							7.375%
Holding company cash and investments | 7.25% due June 22, 2020 (Cdn$275.0)
Disclosure of detailed information about borrowings [line items]
Principal	$ 0.0	$ 275,000,000.0						$ 207.3	$ 267,300,000				213.3
Fair value	$ 0.0												235.6
Interest rate	7.25%	7.25%	7.25%	7.25%				7.25%	7.25%
Holding company cash and investments | 5.80% due May 15, 2021
Disclosure of detailed information about borrowings [line items]
Principal	$ 0.0				$ 500.0								500.0
Fair value	$ 0.0												534.1
Interest rate	5.80%	5.80%	5.80%	5.80%	5.80%
Holding company cash and investments | 6.40% due May 25, 2021 (Cdn$400.0)
Disclosure of detailed information about borrowings [line items]
Principal	$ 289.6	$ 400,000,000.0											315.7
Fair value	$ 310.2												349.4
Interest rate	6.40%	6.40%	6.40%	6.40%
Holding company cash and investments | 5.84% due October 14, 2022 (Cdn$450.0)
Disclosure of detailed information about borrowings [line items]
Principal	$ 326.5	$ 450,000,000.0											359.2
Fair value	$ 352.9												397.2
Interest rate	5.84%	5.84%	5.84%	5.84%
Holding company cash and investments | 4.50% due March 22, 2023 (Cdn$400.0)
Disclosure of detailed information about borrowings [line items]
Principal	$ 292.9	$ 400,000,000.0											319.2
Fair value	$ 301.7												333.5
Interest rate	4.50%	4.50%	4.50%	4.50%
Holding company cash and investments | 4.875% due August 13, 2024
Disclosure of detailed information about borrowings [line items]
Principal	$ 282.5												300.0
Fair value	$ 288.2												313.4
Interest rate	4.875%	4.875%	4.875%	4.875%
Holding company cash and investments | 4.95% due March 3, 2025 (Cdn$350.0)
Disclosure of detailed information about borrowings [line items]
Principal	$ 256.3	$ 350,000,000.0											279.3
Fair value	$ 267.2												297.1
Interest rate	4.95%	4.95%	4.95%	4.95%
Holding company cash and investments | 8.30% due April 15, 2026
Disclosure of detailed information about borrowings [line items]
Principal	$ 91.8												91.8
Fair value	$ 109.5												116.3
Interest rate	8.30%	8.30%	8.30%	8.30%
Holding company cash and investments | 4.70% due December 16, 2026 (Cdn$450.0)
Disclosure of detailed information about borrowings [line items]
Principal	$ 329.5	$ 450,000,000.0											359.2
Fair value	$ 334.3												371.7
Interest rate	4.70%	4.70%	4.70%	4.70%
Holding company cash and investments | 4.25% due December 6, 2027 (Cdn$650.0)
Disclosure of detailed information about borrowings [line items]
Principal	$ 475.9	$ 650,000,000.0											518.8
Fair value	$ 462.1												514.7
Interest rate	4.25%	4.25%	4.25%	4.25%
Holding company cash and investments | 2.75% due March 29, 2028 (€750.0)
Disclosure of detailed information about borrowings [line items]
Principal	$ 857.4			€ 750,000,000.0		€ 150,000,000						$ 600.0	0.0
Fair value	$ 854.5												0.0
Interest rate	2.75%	2.75%	2.75%	2.75%								2.75%
Holding company cash and investments | 4.85% due April 17, 2028
Disclosure of detailed information about borrowings [line items]
Principal	$ 600.0									$ 600.0			0.0
Fair value	$ 576.3												0.0
Interest rate	4.85%	4.85%	4.85%	4.85%						4.85%
Holding company cash and investments | 7.75% due July 15, 2037
Disclosure of detailed information about borrowings [line items]
Principal	$ 91.3												91.3
Fair value	$ 106.7												114.1
Interest rate	7.75%	7.75%	7.75%	7.75%
Insurance and reinsurance companies
Disclosure of detailed information about borrowings [line items]
Principal	$ 983.0												1,336.8
Carrying amount	995.7												1,373.0
Fair value	978.5												1,386.9
Insurance and reinsurance companies | Allied World senior notes, 5.50% due November 1, 2020
Disclosure of detailed information about borrowings [line items]
Principal	0.0						$ 291.8						300.0
Fair value	$ 0.0												320.0
Interest rate	5.50%	5.50%	5.50%	5.50%
Insurance and reinsurance companies | Allied World senior notes, 4.35% due October 29, 2025
Disclosure of detailed information about borrowings [line items]
Principal	$ 500.0												500.0
Fair value	$ 490.4												507.3
Interest rate	4.35%	4.35%	4.35%	4.35%
Insurance and reinsurance companies | Allied World revolving credit facility and other borrowings
Disclosure of detailed information about borrowings [line items]
Principal	$ 39.6												45.0
Fair value	43.2												49.2
Insurance and reinsurance companies | OdysseyRe floating rate unsecured senior notes due 2021
Disclosure of detailed information about borrowings [line items]
Principal	90.0												90.0
Fair value	92.4												93.0
Insurance and reinsurance companies | Zenith National 8.55% debentures due August 1, 2028
Disclosure of detailed information about borrowings [line items]
Principal	38.5												38.4
Fair value	$ 38.2												38.2
Interest rate	8.55%	8.55%	8.55%	8.55%
Insurance and reinsurance companies | Brit 6.625% subordinated notes due December 9, 2030 (£135.0)
Disclosure of detailed information about borrowings [line items]
Principal	$ 171.9		£ 135,000,000.0										182.6
Fair value	$ 174.3												199.0
Interest rate	6.625%	6.625%	6.625%	6.625%
Insurance and reinsurance companies | Brit floating rate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Principal	$ 7.9												45.0
Fair value	7.9												45.0
Insurance and reinsurance companies | Advent floating rate unsecured senior notes due 2026
Disclosure of detailed information about borrowings [line items]
Principal	46.0												46.0
Fair value	46.0												46.0
Insurance and reinsurance companies | Advent floating rate subordinated notes due June 3, 2035
Disclosure of detailed information about borrowings [line items]
Principal	47.7												48.4
Fair value	44.7												47.8
Insurance and reinsurance companies | First Mercury floating rate trust preferred securities due 2036 and 2037
Disclosure of detailed information about borrowings [line items]
Principal	41.4												41.4
Fair value	41.4												41.4
Non-insurance companies
Disclosure of detailed information about borrowings [line items]
Principal	1,629.7												1,568.1
Carrying amount	1,625.2												1,566.0
Fair value	1,628.0												1,566.1
Non-insurance companies | Fairfax India floating rate term loans
Disclosure of detailed information about borrowings [line items]
Principal	550.0												400.0
Fair value	550.0												400.0
Non-insurance companies | Fairfax India subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Principal	183.8												186.1
Fair value	183.8												186.1
Non-insurance companies | Fairfax Africa floating rate term loan and credit facility
Disclosure of detailed information about borrowings [line items]
Principal	30.0												150.0
Fair value	29.5												150.0
Non-insurance companies | Recipe term loans and credit facilities
Disclosure of detailed information about borrowings [line items]
Principal	328.0												379.9
Fair value	326.9												378.2
Non-insurance companies | Grivalia Properties term loans and revolving facility
Disclosure of detailed information about borrowings [line items]
Principal	254.2												160.4
Fair value	254.2												160.4
Non-insurance companies | Loans and revolving credit facilities primarily at floating rates
Disclosure of detailed information about borrowings [line items]
Principal	283.7												291.7
Fair value	283.6												291.4
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Carrying amount	6,480.4												6,414.1	$ 4,767.6
Gross carrying amount | Holding company cash and investments
Disclosure of detailed information about borrowings [line items]
Carrying amount	3,859.5												3,475.1	3,472.5
Gross carrying amount | Holding company cash and investments | 7.375% due April 15, 2018
Disclosure of detailed information about borrowings [line items]
Carrying amount	0.0												144.2
Gross carrying amount | Holding company cash and investments | 7.25% due June 22, 2020 (Cdn$275.0)
Disclosure of detailed information about borrowings [line items]
Carrying amount	0.0												212.7
Gross carrying amount | Holding company cash and investments | 5.80% due May 15, 2021
Disclosure of detailed information about borrowings [line items]
Carrying amount	0.0												498.0
Gross carrying amount | Holding company cash and investments | 6.40% due May 25, 2021 (Cdn$400.0)
Disclosure of detailed information about borrowings [line items]
Carrying amount	288.7												314.4
Gross carrying amount | Holding company cash and investments | 5.84% due October 14, 2022 (Cdn$450.0)
Disclosure of detailed information about borrowings [line items]
Carrying amount	329.2												362.5
Gross carrying amount | Holding company cash and investments | 4.50% due March 22, 2023 (Cdn$400.0)
Disclosure of detailed information about borrowings [line items]
Carrying amount	290.9												316.8
Gross carrying amount | Holding company cash and investments | 4.875% due August 13, 2024
Disclosure of detailed information about borrowings [line items]
Carrying amount	279.5												296.2
Gross carrying amount | Holding company cash and investments | 4.95% due March 3, 2025 (Cdn$350.0)
Disclosure of detailed information about borrowings [line items]
Carrying amount	252.9												275.5
Gross carrying amount | Holding company cash and investments | 8.30% due April 15, 2026
Disclosure of detailed information about borrowings [line items]
Carrying amount	91.6												91.6
Gross carrying amount | Holding company cash and investments | 4.70% due December 16, 2026 (Cdn$450.0)
Disclosure of detailed information about borrowings [line items]
Carrying amount	327.2												356.6
Gross carrying amount | Holding company cash and investments | 4.25% due December 6, 2027 (Cdn$650.0)
Disclosure of detailed information about borrowings [line items]
Carrying amount	473.7												516.2
Gross carrying amount | Holding company cash and investments | 2.75% due March 29, 2028 (€750.0)
Disclosure of detailed information about borrowings [line items]
Carrying amount	840.7												0.0
Gross carrying amount | Holding company cash and investments | 4.85% due April 17, 2028
Disclosure of detailed information about borrowings [line items]
Carrying amount	594.6												0.0
Gross carrying amount | Holding company cash and investments | 7.75% due July 15, 2037
Disclosure of detailed information about borrowings [line items]
Carrying amount	90.5												90.4
Gross carrying amount | Insurance and reinsurance companies
Disclosure of detailed information about borrowings [line items]
Carrying amount	995.7												1,373.0	435.5
Gross carrying amount | Insurance and reinsurance companies | Allied World senior notes, 5.50% due November 1, 2020
Disclosure of detailed information about borrowings [line items]
Carrying amount	0.0												320.4
Gross carrying amount | Insurance and reinsurance companies | Allied World senior notes, 4.35% due October 29, 2025
Disclosure of detailed information about borrowings [line items]
Carrying amount	507.2												508.4
Gross carrying amount | Insurance and reinsurance companies | Allied World revolving credit facility and other borrowings
Disclosure of detailed information about borrowings [line items]
Carrying amount	43.5												49.2
Gross carrying amount | Insurance and reinsurance companies | OdysseyRe floating rate unsecured senior notes due 2021
Disclosure of detailed information about borrowings [line items]
Carrying amount	89.9												89.8
Gross carrying amount | Insurance and reinsurance companies | Zenith National 8.55% debentures due August 1, 2028
Disclosure of detailed information about borrowings [line items]
Carrying amount	38.2												38.2
Gross carrying amount | Insurance and reinsurance companies | Brit 6.625% subordinated notes due December 9, 2030 (£135.0)
Disclosure of detailed information about borrowings [line items]
Carrying amount	176.1												188.5
Gross carrying amount | Insurance and reinsurance companies | Brit floating rate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Carrying amount	7.9												45.0
Gross carrying amount | Insurance and reinsurance companies | Advent floating rate unsecured senior notes due 2026
Disclosure of detailed information about borrowings [line items]
Carrying amount	45.0												45.0
Gross carrying amount | Insurance and reinsurance companies | Advent floating rate subordinated notes due June 3, 2035
Disclosure of detailed information about borrowings [line items]
Carrying amount	46.5												47.1
Gross carrying amount | Insurance and reinsurance companies | First Mercury floating rate trust preferred securities due 2036 and 2037
Disclosure of detailed information about borrowings [line items]
Carrying amount	41.4												41.4
Gross carrying amount | Non-insurance companies
Disclosure of detailed information about borrowings [line items]
Carrying amount	1,625.2												1,566.0	$ 859.6
Gross carrying amount | Non-insurance companies | Fairfax India floating rate term loans
Disclosure of detailed information about borrowings [line items]
Carrying amount	547.2												400.0
Gross carrying amount | Non-insurance companies | Fairfax India subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Carrying amount	183.8												186.1
Gross carrying amount | Non-insurance companies | Fairfax Africa floating rate term loan and credit facility
Disclosure of detailed information about borrowings [line items]
Carrying amount	29.5												150.0
Gross carrying amount | Non-insurance companies | Recipe term loans and credit facilities
Disclosure of detailed information about borrowings [line items]
Carrying amount	326.9												378.2
Gross carrying amount | Non-insurance companies | Grivalia Properties term loans and revolving facility
Disclosure of detailed information about borrowings [line items]
Carrying amount	254.2												160.4
Gross carrying amount | Non-insurance companies | Loans and revolving credit facilities primarily at floating rates
Disclosure of detailed information about borrowings [line items]
Carrying amount	$ 283.6												$ 291.3